Quarterly Holdings Report
for
Fidelity® 500 Index Fund
November 30, 2024
UEI-NPRT3-0125
1.810737.120
Common Stocks - 99.9%
	Shares	Value ($)
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,147,700	721,987,949
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	7,740,140	2,804,794,532
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,755,479	567,527,986
UNITED STATES - 99.3%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc	88,601,682	2,052,014,955
Verizon Communications Inc	52,016,442	2,306,409,038
		4,358,423,993
Entertainment - 1.4%
Electronic Arts Inc	2,970,859	486,240,493
Live Nation Entertainment Inc (b)(c)	1,935,286	267,553,289
Netflix Inc (c)	5,303,131	4,702,869,602
Take-Two Interactive Software Inc (c)	2,014,330	379,459,485
Walt Disney Co/The	22,410,237	2,632,530,540
Warner Bros Discovery Inc (c)	27,571,047	288,944,573
		8,757,597,982
Interactive Media & Services - 6.1%
Alphabet Inc Class A	72,399,643	12,231,919,686
Alphabet Inc Class C	59,350,445	10,118,657,368
Match Group Inc (c)	3,186,785	104,335,341
Meta Platforms Inc Class A	26,996,391	15,504,567,279
		37,959,479,674
Media - 0.5%
Charter Communications Inc Class A (b)(c)	1,199,404	476,121,409
Comcast Corp Class A	47,735,230	2,061,684,584
Fox Corp Class A (b)	2,761,497	130,121,739
Fox Corp Class B	1,645,476	73,602,141
Interpublic Group of Cos Inc/The	4,641,132	142,993,277
News Corp Class A	4,649,297	136,456,867
News Corp Class B (b)	1,410,694	45,269,170
Omnicom Group Inc (b)	2,417,584	253,411,155
Paramount Global Class B (b)	7,348,799	79,734,469
		3,399,394,811
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,055,471	1,495,338,009
TOTAL COMMUNICATION SERVICES		55,970,234,469

Consumer Discretionary - 10.7%
Automobile Components - 0.0%
Aptiv PLC (c)	3,283,955	182,358,021
BorgWarner Inc	2,814,513	96,594,086
		278,952,107
Automobiles - 2.1%
Ford Motor Co	48,246,114	536,979,249
General Motors Co	13,888,147	772,042,092
Tesla Inc (c)	34,285,351	11,833,931,751
		13,142,953,092
Broadline Retail - 3.9%
Amazon.com Inc (c)	115,426,110	23,995,934,008
eBay Inc	6,042,502	382,429,951
		24,378,363,959
Distributors - 0.0%
Genuine Parts Co	1,721,538	218,170,511
LKQ Corp (b)	3,253,033	127,811,666
Pool Corp (b)	472,750	178,269,298
		524,251,475
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)(c)	5,437,044	740,036,059
Booking Holdings Inc	414,251	2,154,925,417
Caesars Entertainment Inc (c)	2,673,274	102,894,316
Carnival Corp (c)	12,483,015	317,443,071
Chipotle Mexican Grill Inc (c)	16,922,425	1,041,067,586
Darden Restaurants Inc (b)	1,463,840	258,031,077
Domino's Pizza Inc	432,156	205,788,366
Expedia Group Inc Class A (c)	1,540,355	284,380,340
Hilton Worldwide Holdings Inc	3,045,062	771,740,513
Las Vegas Sands Corp (b)	4,367,899	231,760,721
Marriott International Inc/MD Class A1	2,887,354	834,705,168
McDonald's Corp	8,864,108	2,623,864,609
MGM Resorts International (c)	2,852,788	109,375,892
Norwegian Cruise Line Holdings Ltd (c)	5,433,198	146,098,694
Royal Caribbean Cruises Ltd (b)	2,926,431	714,224,750
Starbucks Corp	14,002,795	1,434,726,376
Wynn Resorts Ltd	1,155,520	109,057,978
Yum! Brands Inc	3,474,312	482,720,909
		12,562,841,842
Household Durables - 0.4%
DR Horton Inc (b)	3,625,953	611,988,347
Garmin Ltd	1,900,130	403,967,638
Lennar Corp Class A	2,986,688	520,848,520
Mohawk Industries Inc (c)	647,346	89,871,045
NVR Inc (c)	38,034	351,266,050
PulteGroup Inc	2,564,344	346,878,813
		2,324,820,413
Leisure Products - 0.0%
Hasbro Inc	1,619,284	105,496,353
Specialty Retail - 1.9%
AutoZone Inc (c)	211,092	669,064,538
Best Buy Co Inc	2,425,647	218,308,230
CarMax Inc (c)	1,928,648	161,948,573
Home Depot Inc/The	12,253,235	5,258,230,736
Lowe's Cos Inc	7,041,370	1,918,280,429
O'Reilly Automotive Inc (c)	716,772	891,105,286
Ross Stores Inc	4,121,938	638,364,538
TJX Cos Inc/The	13,965,092	1,755,272,413
Tractor Supply Co (b)	1,332,921	378,109,700
Ulta Beauty Inc (c)	589,619	227,970,290
		12,116,654,733
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)(c)	1,883,964	369,181,585
Lululemon Athletica Inc (b)(c)	1,421,062	455,677,741
NIKE Inc Class B	14,846,299	1,169,442,972
Ralph Lauren Corp Class A	494,994	114,541,612
Tapestry Inc	2,844,807	177,174,580
		2,286,018,490
TOTAL CONSUMER DISCRETIONARY		67,720,352,464

Consumer Staples - 5.7%
Beverages - 1.2%
Brown-Forman Corp Class B	2,265,287	95,323,277
Coca-Cola Co/The	47,930,799	3,071,405,600
Constellation Brands Inc Class A	1,936,132	466,511,005
Keurig Dr Pepper Inc	13,912,025	454,227,616
Molson Coors Beverage Co Class B	2,170,997	134,732,074
Monster Beverage Corp (c)	8,714,937	480,454,477
PepsiCo Inc	16,973,040	2,774,243,388
		7,476,897,437
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	5,478,229	5,324,181,201
Dollar General Corp	2,717,206	209,958,508
Dollar Tree Inc (c)	2,496,667	177,937,457
Kroger Co/The	8,205,537	501,194,200
Sysco Corp	6,076,572	468,564,467
Target Corp	5,716,743	756,382,266
Walgreens Boots Alliance Inc	8,853,986	79,862,953
Walmart Inc	53,672,190	4,964,677,575
		12,482,758,627
Food Products - 0.6%
Archer-Daniels-Midland Co	5,908,323	322,594,436
Bunge Global SA (b)	1,750,362	157,077,486
Conagra Brands Inc	5,919,591	163,084,732
General Mills Inc (b)	6,878,049	455,739,527
Hershey Co/The	1,824,784	321,399,206
Hormel Foods Corp	3,590,922	116,453,600
JM Smucker Co	1,315,183	154,915,406
Kellanova	3,315,092	269,483,829
Kraft Heinz Co/The	10,906,489	348,680,453
Lamb Weston Holdings Inc (b)	1,775,325	137,126,103
McCormick & Co Inc/MD	3,114,124	244,178,463
Mondelez International Inc	16,506,273	1,072,082,431
The Campbell's Company	2,434,870	112,490,993
Tyson Foods Inc Class A	3,531,861	227,805,035
		4,103,111,700
Household Products - 1.2%
Church & Dwight Co Inc	3,025,148	333,159,549
Clorox Co/The	1,530,545	255,861,208
Colgate-Palmolive Co	10,096,628	975,637,164
Kimberly-Clark Corp	4,161,832	579,951,289
Procter & Gamble Co/The	29,088,684	5,214,437,494
		7,359,046,704
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	2,879,416	207,663,482
Kenvue Inc	23,665,451	569,864,060
		777,527,542
Tobacco - 0.6%
Altria Group Inc	21,083,574	1,217,365,563
Philip Morris International Inc	19,212,469	2,556,411,125
		3,773,776,688
TOTAL CONSUMER STAPLES		35,973,118,698

Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A (b)	12,275,600	539,512,620
Halliburton Co	10,908,992	347,560,485
Schlumberger NV	17,546,753	771,004,327
		1,658,077,432
Oil, Gas & Consumable Fuels - 3.2%
APA Corp (b)	4,570,896	103,530,794
Chevron Corp (b)	21,017,695	3,403,395,351
ConocoPhillips	16,112,019	1,745,576,138
Coterra Energy Inc (b)	9,135,097	244,089,792
Devon Energy Corp	7,737,866	293,652,015
Diamondback Energy Inc	2,315,118	411,141,806
EOG Resources Inc	7,026,112	936,299,685
Eqt Corp	7,340,328	333,544,504
Exxon Mobil Corp	54,899,394	6,475,932,517
Hess Corp	3,415,243	502,655,465
Kinder Morgan Inc (b)	23,860,256	674,529,437
Marathon Petroleum Corp	4,135,644	645,780,811
Occidental Petroleum Corp	8,320,191	420,835,261
ONEOK Inc	7,217,320	819,887,552
Phillips 66	5,172,199	692,971,222
Targa Resources Corp	2,707,140	553,068,702
Texas Pacific Land Corp	232,858	372,593,757
Valero Energy Corp (b)	3,958,891	550,602,560
Williams Cos Inc/The	15,062,158	881,437,486
		20,061,524,855
TOTAL ENERGY		21,719,602,287

Financials - 14.0%
Banks - 3.6%
Bank of America Corp	83,419,092	3,963,241,061
Citigroup Inc	23,574,354	1,670,714,468
Citizens Financial Group Inc	5,539,562	266,674,515
Fifth Third Bancorp	8,363,071	401,929,192
Huntington Bancshares Inc/OH	17,947,499	323,234,457
JPMorgan Chase & Co	35,157,307	8,779,482,704
KeyCorp	11,468,608	223,408,483
M&T Bank Corp	2,063,604	453,972,244
PNC Financial Services Group Inc/The	4,911,804	1,054,662,555
Regions Financial Corp	11,308,098	308,258,751
Truist Financial Corp	16,547,588	788,988,996
US Bancorp	19,282,410	1,027,559,629
Wells Fargo & Co	42,059,910	3,203,703,345
		22,465,830,400
Capital Markets - 3.3%
Ameriprise Financial Inc (b)	1,213,307	696,401,819
Bank of New York Mellon Corp/The	9,118,823	746,558,039
Blackrock Inc	1,720,574	1,759,803,087
Blackstone Inc (b)	8,897,892	1,700,298,182
Cboe Global Markets Inc	1,292,948	279,082,826
Charles Schwab Corp/The	18,459,839	1,527,736,276
CME Group Inc Class A	4,449,632	1,059,012,416
FactSet Research Systems Inc	470,055	230,641,887
Franklin Resources Inc (b)	3,812,910	86,781,831
Goldman Sachs Group Inc/The	3,902,297	2,374,820,885
Intercontinental Exchange Inc	7,094,592	1,141,945,528
Invesco Ltd	5,560,599	100,591,236
KKR & Co Inc Class A	8,333,783	1,357,323,237
MarketAxess Holdings Inc	466,498	120,678,368
Moody's Corp (b)	1,935,159	967,540,797
Morgan Stanley	15,393,625	2,025,954,986
MSCI Inc	971,867	592,479,279
Nasdaq Inc	5,113,430	424,363,556
Northern Trust Corp	2,491,611	276,967,479
Raymond James Financial Inc	2,290,327	387,706,555
S&P Global Inc	3,956,667	2,067,398,074
State Street Corp	3,690,003	363,502,196
T Rowe Price Group Inc	2,750,611	340,635,666
		20,628,224,205
Consumer Finance - 0.6%
American Express Co	6,939,866	2,114,438,373
Capital One Financial Corp	4,718,544	906,007,633
Discover Financial Services	3,102,462	565,982,143
Synchrony Financial	4,883,755	329,751,137
		3,916,179,286
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (c)	22,635,142	10,933,226,289
Corpay Inc (c)	857,973	327,042,148
Fidelity National Information Services Inc	6,741,478	575,048,073
Fiserv Inc (c)	7,114,155	1,571,943,689
Global Payments Inc	3,144,038	374,014,760
Jack Henry & Associates Inc	900,821	158,706,644
Mastercard Inc Class A	10,194,903	5,433,271,605
PayPal Holdings Inc (c)	12,632,826	1,096,150,312
Visa Inc Class A	20,641,457	6,503,710,272
		26,973,113,792
Insurance - 2.2%
AFLAC Inc	6,228,139	710,007,846
Allstate Corp/The	3,262,716	676,654,671
American International Group Inc	7,957,201	611,749,613
Aon PLC	2,684,429	1,051,061,331
Arch Capital Group Ltd	4,628,048	466,136,995
Arthur J Gallagher & Co	2,707,387	845,354,517
Assurant Inc	640,002	145,344,454
Brown & Brown Inc	2,925,701	330,896,783
Chubb Ltd	4,641,961	1,340,273,400
Cincinnati Financial Corp	1,930,640	308,574,191
Erie Indemnity Co Class A (b)	308,208	135,784,116
Everest Group Ltd	534,730	207,239,959
Globe Life Inc	1,109,900	123,465,276
Hartford Financial Services Group Inc/The	3,620,723	446,471,353
Loews Corp	2,251,419	195,265,570
Marsh & McLennan Cos Inc	6,076,561	1,417,236,322
MetLife Inc (b)	7,269,197	641,361,251
Principal Financial Group Inc	2,632,722	229,283,759
Progressive Corp/The	7,237,005	1,945,885,905
Prudential Financial Inc (b)	4,411,390	570,877,980
The Travelers Companies, Inc.	2,816,511	749,304,586
W R Berkley Corp	3,714,931	239,798,796
Willis Towers Watson PLC	1,254,911	404,081,342
		13,792,110,016
TOTAL FINANCIALS		87,775,457,699

Health Care - 10.5%
Biotechnology - 1.6%
AbbVie Inc (b)	21,826,466	3,992,715,425
Amgen Inc	6,639,699	1,878,171,656
Biogen Inc (c)	1,799,922	289,121,471
Gilead Sciences Inc	15,384,193	1,424,268,588
Incyte Corp (c)	1,975,328	147,339,716
Moderna Inc (b)(c)	4,179,935	179,988,001
Regeneron Pharmaceuticals Inc (c)	1,311,273	983,743,230
Vertex Pharmaceuticals Inc (c)	3,189,330	1,493,021,053
		10,388,369,140
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	21,499,664	2,553,515,093
Align Technology Inc (c)	867,637	201,959,864
Baxter International Inc	6,304,192	212,514,312
Becton Dickinson & Co	3,571,651	792,549,357
Boston Scientific Corp (c)	18,197,033	1,649,743,012
Cooper Cos Inc/The (c)	2,460,498	257,023,621
Dexcom Inc (c)	4,951,728	386,185,267
Edwards Lifesciences Corp (c)	7,443,773	531,113,204
GE HealthCare Technologies Inc	5,645,512	469,819,509
Hologic Inc (b)(c)	2,870,152	228,177,084
IDEXX Laboratories Inc (c)	1,017,043	428,937,885
Insulet Corp (c)	866,400	231,138,192
Intuitive Surgical Inc (c)	4,383,052	2,375,614,184
Medtronic PLC	15,848,910	1,371,564,671
ResMed Inc (b)	1,815,618	452,125,194
Solventum Corp	1,707,338	122,091,740
STERIS PLC	1,218,597	266,945,859
Stryker Corp (b)	4,236,611	1,661,387,004
Teleflex Inc	582,222	112,281,513
Zimmer Biomet Holdings Inc (b)	2,516,497	282,099,314
		14,586,785,879
Health Care Providers & Services - 2.3%
Cardinal Health Inc	3,013,158	368,328,434
Cencora Inc (b)	2,155,619	542,245,959
Centene Corp (c)	6,500,080	390,004,800
Cigna Group/The	3,454,348	1,166,878,754
CVS Health Corp	15,544,671	930,348,559
DaVita Inc (b)(c)	570,211	94,751,962
Elevance Health Inc	2,865,383	1,166,096,266
HCA Healthcare Inc	2,296,069	751,319,698
Henry Schein Inc (c)	1,565,720	120,638,726
Humana Inc	1,487,791	440,951,497
Labcorp Holdings Inc	1,037,516	250,207,359
McKesson Corp	1,602,401	1,007,109,029
Molina Healthcare Inc (c)	724,112	215,712,965
Quest Diagnostics Inc	1,375,526	223,743,059
UnitedHealth Group Inc	11,410,547	6,962,715,779
Universal Health Services Inc Class B	734,764	150,626,620
		14,781,679,466
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	3,605,245	497,415,653
Bio-Techne Corp	1,947,263	146,745,740
Charles River Laboratories International Inc (b)(c)	638,000	127,000,280
Danaher Corp	7,942,615	1,903,765,389
IQVIA Holdings Inc (c)	2,140,019	429,801,416
Mettler-Toledo International Inc (c)	262,200	328,064,640
Revvity Inc (b)	1,524,061	177,004,445
Thermo Fisher Scientific Inc	4,720,272	2,499,997,659
Waters Corp (b)(c)	733,527	282,202,507
West Pharmaceutical Services Inc	896,391	291,936,621
		6,683,934,350
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	25,052,236	1,483,593,416
Catalent Inc (c)	2,236,353	136,663,531
Eli Lilly & Co	9,747,754	7,752,876,144
Johnson & Johnson	29,745,978	4,610,924,050
Merck & Co Inc	31,322,280	3,183,596,539
Pfizer Inc	70,022,555	1,835,291,167
Viatris Inc	14,748,124	193,052,943
Zoetis Inc Class A	5,598,288	981,099,972
		20,177,097,762
TOTAL HEALTH CARE		66,617,866,597

Industrials - 8.6%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)(c)	887,165	573,960,268
Boeing Co (c)	9,029,170	1,403,494,185
GE Aerospace	13,398,679	2,440,703,368
General Dynamics Corp	3,186,548	905,011,497
Howmet Aerospace Inc	5,043,415	597,039,468
Huntington Ingalls Industries Inc	484,575	95,907,084
L3Harris Technologies Inc (b)	2,344,157	577,248,661
Lockheed Martin Corp	2,621,367	1,387,777,903
Northrop Grumman Corp	1,698,701	831,768,945
RTX Corp	16,437,578	2,002,590,128
Textron Inc	2,315,224	198,252,631
TransDigm Group Inc	693,356	868,754,267
		11,882,508,405
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	1,449,254	153,012,237
Expeditors International of Washington Inc	1,743,901	212,128,118
FedEx Corp	2,784,815	842,879,956
United Parcel Service Inc Class B (b)	9,051,511	1,228,471,073
		2,436,491,384
Building Products - 0.5%
A O Smith Corp	1,482,322	110,418,166
Allegion plc	1,076,637	151,633,555
Builders FirstSource Inc (c)	1,439,005	268,331,262
Carrier Global Corp	10,374,318	802,660,984
Johnson Controls International plc	8,254,554	692,226,898
Masco Corp	2,696,888	217,261,297
Trane Technologies PLC	2,788,572	1,160,659,438
		3,403,191,600
Commercial Services & Supplies - 0.6%
Cintas Corp	4,233,639	955,913,350
Copart Inc (c)	10,820,793	685,930,068
Republic Services Inc	2,522,584	550,680,087
Rollins Inc (b)	3,471,094	174,700,161
Veralto Corp	3,053,450	330,352,756
Waste Management Inc	4,512,683	1,029,884,514
		3,727,460,936
Construction & Engineering - 0.1%
Quanta Services Inc	1,820,535	627,210,718
Electrical Equipment - 0.8%
AMETEK Inc	2,861,056	556,132,065
Eaton Corp PLC	4,919,266	1,846,790,842
Emerson Electric Co (b)	7,076,774	938,380,232
GE Vernova Inc (b)	3,395,690	1,134,567,943
Generac Holdings Inc (b)(c)	743,304	139,889,813
Hubbell Inc	663,328	305,190,580
Rockwell Automation Inc	1,402,094	413,814,023
		5,334,765,498
Ground Transportation - 1.0%
CSX Corp	23,956,736	875,618,701
JB Hunt Transport Services Inc	995,592	188,276,402
Norfolk Southern Corp	2,793,836	770,679,661
Old Dominion Freight Line Inc	2,330,272	524,637,438
Uber Technologies Inc (c)	25,960,984	1,868,152,409
Union Pacific Corp	7,527,772	1,841,744,698
		6,069,109,309
Industrial Conglomerates - 0.4%
3M Co	6,788,291	906,440,497
Honeywell International Inc	8,046,612	1,874,297,333
		2,780,737,830
Machinery - 1.7%
Caterpillar Inc	5,991,817	2,433,336,802
Cummins Inc (b)	1,693,483	635,123,864
Deere & Co	3,166,817	1,475,420,040
Dover Corp	1,698,549	349,731,239
Fortive Corp	4,329,119	343,429,010
IDEX Corp	935,455	215,743,987
Illinois Tool Works Inc	3,338,565	926,518,559
Ingersoll Rand Inc	4,985,792	519,369,953
Nordson Corp	672,286	175,459,923
Otis Worldwide Corp	4,949,597	509,709,499
PACCAR Inc	6,477,740	757,895,580
Parker-Hannifin Corp	1,588,364	1,116,461,056
Pentair PLC	2,045,038	222,888,692
Snap-on Inc	650,998	240,667,451
Stanley Black & Decker Inc	1,902,453	170,174,420
Westinghouse Air Brake Technologies Corp	2,164,710	434,284,120
Xylem Inc/NY	3,001,392	380,426,436
		10,906,640,631
Passenger Airlines - 0.2%
Delta Air Lines Inc (b)	7,923,874	505,701,639
Southwest Airlines Co (b)	7,403,696	239,583,602
United Airlines Holdings Inc (c)	4,063,355	393,454,665
		1,138,739,906
Professional Services - 0.7%
Amentum Holdings Inc	1,547,245	37,675,416
Automatic Data Processing Inc	5,039,068	1,546,641,142
Broadridge Financial Solutions Inc	1,442,155	340,377,423
Dayforce Inc (b)(c)	1,953,620	156,270,064
Equifax Inc	1,528,986	399,921,578
Jacobs Solutions Inc	1,547,240	218,516,705
Leidos Holdings Inc	1,664,643	275,331,952
Paychex Inc (b)	3,960,531	579,306,869
Paycom Software Inc (b)	601,329	139,460,222
Verisk Analytics Inc	1,759,911	517,783,415
		4,211,284,786
Trading Companies & Distributors - 0.3%
Fastenal Co	7,076,105	591,279,334
United Rentals Inc	822,844	712,582,904
WW Grainger Inc (b)	549,036	661,775,052
		1,965,637,290
TOTAL INDUSTRIALS		54,483,778,293

Information Technology - 30.7%
Communications Equipment - 0.9%
Arista Networks Inc (c)	3,183,195	1,291,804,195
Cisco Systems Inc	49,783,504	2,947,681,272
F5 Inc (c)	720,210	180,304,574
Juniper Networks Inc	4,067,442	146,102,516
Motorola Solutions Inc	2,061,630	1,030,196,511
		5,596,089,068
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	14,881,238	1,081,121,941
CDW Corp/DE	1,650,578	290,386,188
Corning Inc	9,516,399	463,163,139
Jabil Inc	1,401,823	190,409,617
Keysight Technologies Inc (c)	2,156,751	368,459,341
Teledyne Technologies Inc (c)	578,104	280,530,747
Trimble Inc (c)	3,017,642	220,197,337
Zebra Technologies Corp Class A (c)	637,365	259,407,555
		3,153,675,865
IT Services - 0.7%
Akamai Technologies Inc (c)	1,872,388	176,041,920
Cognizant Technology Solutions Corp Class A	6,124,766	492,982,415
EPAM Systems Inc (c)	703,537	171,606,745
Gartner Inc (c)	952,219	493,182,787
GoDaddy Inc Class A (c)	1,741,983	344,163,581
IBM Corporation	11,382,498	2,588,493,870
VeriSign Inc (c)	1,037,189	194,141,037
		4,460,612,355
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (c)	19,999,357	2,743,411,797
Analog Devices Inc	6,131,685	1,337,013,914
Applied Materials Inc	10,231,172	1,787,488,060
Broadcom Inc	57,519,753	9,322,801,567
Enphase Energy Inc (c)	1,673,390	119,396,377
First Solar Inc (c)	1,322,765	263,587,382
Intel Corp (b)	52,726,722	1,268,077,664
KLA Corp	1,661,071	1,074,762,769
Lam Research Corp	16,110,505	1,190,244,109
Microchip Technology Inc	6,629,510	451,933,697
Micron Technology Inc	13,701,793	1,342,090,624
Monolithic Power Systems Inc	602,422	341,958,824
NVIDIA Corp	303,978,768	42,025,064,677
ON Semiconductor Corp (b)(c)	5,293,133	376,447,619
Qorvo Inc (c)	1,172,189	80,939,650
QUALCOMM Inc	13,765,543	2,182,251,532
Skyworks Solutions Inc	1,973,590	172,866,748
Teradyne Inc	2,016,342	221,797,620
Texas Instruments Inc	11,282,382	2,268,097,253
		68,570,231,883
Software - 10.2%
Adobe Inc (c)	5,479,032	2,826,796,980
ANSYS Inc (c)	1,079,828	379,127,611
Autodesk Inc (c)	2,662,249	777,110,483
Cadence Design Systems Inc (c)	3,383,556	1,038,108,816
Crowdstrike Holdings Inc Class A (b)(c)	2,852,989	987,048,604
Fair Isaac Corp (c)	302,978	719,581,839
Fortinet Inc (c)	7,845,045	745,671,527
Gen Digital Inc	6,693,247	206,486,670
Intuit Inc	3,454,323	2,216,742,699
Microsoft Corp	91,849,015	38,894,383,892
Oracle Corp	19,751,191	3,650,810,144
Palantir Technologies Inc Class A (c)	24,884,043	1,669,221,604
Palo Alto Networks Inc (c)	4,001,152	1,551,726,769
PTC Inc (c)	1,484,493	296,987,670
Roper Technologies Inc	1,324,642	750,330,214
Salesforce Inc	11,973,798	3,951,233,602
Servicenow Inc (b)(c)	2,545,513	2,671,363,163
Synopsys Inc (b)(c)	1,893,269	1,057,371,804
Tyler Technologies Inc (c)	527,304	331,763,858
		64,721,867,949
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	187,875,400	44,588,468,682
Dell Technologies Inc Class C (b)	3,554,724	453,547,235
Hewlett Packard Enterprise Co	16,059,877	340,790,590
HP Inc	12,091,929	428,417,044
NetApp Inc	2,540,139	311,522,647
Seagate Technology Holdings PLC	2,594,805	262,931,591
Super Micro Computer Inc (b)(c)	6,222,795	203,112,029
Western Digital Corp (c)	4,034,822	294,501,658
		46,883,291,476
TOTAL INFORMATION TECHNOLOGY		193,385,768,596

Materials - 2.1%
Chemicals - 1.5%
Air Products and Chemicals Inc	2,747,116	918,443,292
Albemarle Corp (b)	1,452,337	156,416,695
Celanese Corp	1,350,169	98,845,872
CF Industries Holdings Inc	2,229,323	199,881,100
Corteva Inc	8,554,000	532,400,960
Dow Inc	8,661,136	382,908,823
DuPont de Nemours Inc	5,158,910	431,233,287
Eastman Chemical Co	1,444,527	151,270,867
Ecolab Inc	3,129,237	778,460,288
FMC Corp	1,542,443	91,142,957
International Flavors & Fragrances Inc	3,159,139	288,618,939
Linde PLC	5,940,141	2,738,345,601
LyondellBasell Industries NV Class A1	3,213,673	267,827,508
Mosaic Co/The	3,937,395	104,183,472
PPG Industries Inc	2,882,838	358,538,562
Sherwin-Williams Co/The	2,867,748	1,139,643,055
		8,638,161,278
Construction Materials - 0.1%
Martin Marietta Materials Inc	755,213	453,127,799
Vulcan Materials Co	1,631,845	470,183,500
		923,311,299
Containers & Packaging - 0.2%
Amcor PLC	17,859,960	190,029,974
Avery Dennison Corp	994,964	204,912,836
Ball Corp	3,751,108	233,168,873
International Paper Co (b)	4,292,396	252,521,657
Packaging Corp of America	1,101,798	274,182,432
Smurfit WestRock PLC	6,096,752	335,443,296
		1,490,259,068
Metals & Mining - 0.3%
Freeport-McMoRan Inc	17,755,033	784,772,459
Newmont Corp	14,178,623	594,651,449
Nucor Corp	2,932,753	453,667,562
Steel Dynamics Inc	1,773,231	257,597,266
		2,090,688,736
TOTAL MATERIALS		13,142,420,381

Real Estate - 2.2%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,923,772	212,057,388
Healthpeak Properties Inc	8,696,573	191,237,639
Ventas Inc	5,105,283	327,095,482
Welltower Inc	7,150,799	988,097,406
		1,718,487,915
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,679,998	159,885,563
Industrial REITs - 0.2%
Prologis Inc	11,441,351	1,336,120,970
Office REITs - 0.0%
BXP Inc	1,795,453	147,209,191
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	3,722,020	521,045,580
CoStar Group Inc (c)	5,064,049	411,909,745
		932,955,325
Residential REITs - 0.3%
AvalonBay Communities Inc	1,755,015	413,042,780
Camden Property Trust	1,317,682	165,764,395
Equity Residential	4,215,900	323,190,894
Essex Property Trust Inc	793,434	246,329,520
Invitation Homes Inc	7,039,878	241,115,822
Mid-America Apartment Communities Inc	1,444,222	237,083,484
UDR Inc	3,708,807	170,085,889
		1,796,612,784
Retail REITs - 0.3%
Federal Realty Investment Trust	929,617	108,439,822
Kimco Realty Corp	8,329,950	212,996,822
Realty Income Corp	10,761,170	622,964,131
Regency Centers Corp	2,018,462	152,575,543
Simon Property Group Inc	3,787,041	695,300,728
		1,792,277,046
Specialized REITs - 1.0%
American Tower Corp	5,771,668	1,206,278,613
Crown Castle Inc	5,369,875	570,549,219
Digital Realty Trust Inc	3,803,026	744,214,158
Equinix Inc	1,173,222	1,151,493,929
Extra Space Storage Inc	2,618,773	447,705,432
Iron Mountain Inc	3,624,709	448,267,762
Public Storage Operating Co	1,946,405	677,446,260
SBA Communications Corp Class A	1,328,015	300,463,394
VICI Properties Inc	12,939,740	421,964,921
Weyerhaeuser Co	8,987,328	289,931,201
		6,258,314,889
TOTAL REAL ESTATE		14,141,863,683

Utilities - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp	3,169,554	200,315,813
American Electric Power Co Inc	6,575,319	656,611,355
Constellation Energy Corp	3,863,854	991,310,382
Duke Energy Corp	9,539,498	1,116,598,241
Edison International	4,771,929	418,736,770
Entergy Corp	2,642,004	412,601,765
Evergy Inc	2,841,575	183,650,992
Eversource Energy	4,416,164	284,798,416
Exelon Corp	12,356,811	488,835,443
FirstEnergy Corp	6,333,813	269,503,743
NextEra Energy Inc	25,387,575	1,997,240,526
NRG Energy Inc	2,550,205	259,126,330
PG&E Corp	26,412,248	571,296,924
Pinnacle West Capital Corp (b)	1,403,234	131,483,026
PPL Corp	9,116,215	318,429,390
Southern Co/The	13,511,315	1,204,263,506
Xcel Energy Inc	6,888,953	499,862,430
		10,004,665,052
Gas Utilities - 0.0%
Atmos Energy Corp	1,918,210	290,263,536
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	8,784,834	114,554,235
Vistra Corp	4,245,335	678,574,347
		793,128,582
Multi-Utilities - 0.7%
Ameren Corp	3,297,030	311,206,662
CenterPoint Energy Inc	8,053,184	262,694,862
CMS Energy Corp	3,691,372	257,325,542
Consolidated Edison Inc	4,273,417	429,863,016
Dominion Energy Inc	10,366,627	609,039,336
DTE Energy Co	2,558,119	321,760,208
NiSource Inc	5,542,210	211,102,779
Public Service Enterprise Group Inc	6,155,713	580,483,736
Sempra	7,823,684	732,844,480
WEC Energy Group Inc	3,905,734	394,674,421
		4,110,995,042
Water Utilities - 0.1%
American Water Works Co Inc	2,407,916	329,740,017
TOTAL UTILITIES		15,528,792,229

TOTAL UNITED STATES		626,459,255,396
TOTAL COMMON STOCKS (Cost $295,187,728,934)		630,553,565,863

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (f) (Cost $27,439,717)	4.46	27,715,000	27,444,486

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.64	324,540,926	324,605,834
Fidelity Securities Lending Cash Central Fund (g)(h)	4.64	1,061,475,774	1,061,581,921
TOTAL MONEY MARKET FUNDS (Cost $1,386,180,696)			1,386,187,755

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $296,601,349,347)	631,967,198,104
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(460,262,275)
NET ASSETS - 100.0%	631,506,935,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,003	Dec 2024	908,632,725	35,639,106	35,639,106

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $20,428,918 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,444,474.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,542,482,413	10,983,893,197	12,201,785,001	20,699,513	15,225	-	324,605,834	0.6%
Fidelity Securities Lending Cash Central Fund	1,275,095,474	9,663,559,138	9,877,072,691	1,704,421	-	-	1,061,581,921	4.1%
Total	2,817,577,887	20,647,452,335	22,078,857,692	22,403,934	15,225	-	1,386,187,755

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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